Other accounts payable and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Payable and Accrued Liabilities [Abstract]
Schedule of other accounts payable and accrued expenses
	December 31
	2022	2023
	US$ thousands

Accrued expenses	2,338	2,008
Employee benefits	5,958	3,675
Government authorities	663	520
Other payables	682	465
	9,641	6,668